COMPREHENSIVE INCOME RECLASSIFICATION ADJUSTMENT (Details) - Accumulated Distributions in Excess of Net Income [Member] $ in Thousands	Jun. 30, 2015 USD ($)
AOCI before Tax, Attributable to Parent	$ 432
AOCI Tax, Attributable to Parent	(166)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	$ 266